Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 182,302	$ 150,857
Deferred revenue	16,593	9,419
Stock-based compensation	5,276	4,679
Accruals and reserves, not currently deductible for tax purposes	11,355	10,665
Research and development credit	7,941	4,562
Goodwill and capitalized R&D expenses	12,936	888
Interest expense	1,405	1,808
Lease liability	6,172	6,511
Other	45	381
Gross deferred tax assets	244,025	189,770
Less valuation allowance	(237,399)	(182,113)
Net deferred tax assets	6,626	7,657
Deferred tax liabilities:
Property, plant and equipment	(1,612)	(1,344)
ROU assets	(5,014)	(6,313)
Other	0	0
Gross deferred tax liabilities	(6,626)	(7,657)
Net deferred tax asset (liabilities)	$ 0	$ 0